CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common shares [Member] USD ($)	Common shares [Member] CNY	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY	Statutory reserves [Member] USD ($)	Statutory reserves [Member] CNY	Accumulated other comprehensive income [Member] USD ($)	Accumulated other comprehensive income [Member] CNY	Retained earnings [Member] USD ($)	Retained earnings [Member] CNY
Balance at Dec. 31, 2009		1,324,139		46		902,124		7,368		1,067		413,534
Balance (in shares) at Dec. 31, 2009				55,126,859
Exercise of share options		93,148		1		93,147
Exercise of share options (in shares)				1,681,694
Share-based compensation		23,962				23,962
Repurchase and retirement of common shares		(21,300)		0		(21,300)
Repurchase and retirement of common shares (in shares)				(334,604)
Appropriation of statutory reserves								250				(250)
Reversal of statutory reserves due to closure of certain subsidiaries								(807)				807
Foreign currency translation adjustments		246								246
Net income		234,661										234,661
Balance at Dec. 31, 2010		1,654,856		47		997,933		6,811		1,313		648,752
Balance (in shares) at Dec. 31, 2010				56,473,949
Exercise of share options		26,560		0		26,560
Exercise of share options (in shares)				511,392
Share-based compensation		37,974				37,974
Repurchase and retirement of common shares		(648)		0		(648)
Repurchase and retirement of common shares (in shares)				(4,000)
Appropriation of statutory reserves								521				(521)
Foreign currency translation adjustments		325								325
Net income		386,508										386,508
Balance at Dec. 31, 2011		2,105,575		47		1,061,819		7,332		1,638		1,034,739
Balance (in shares) at Dec. 31, 2011		56,981,341		56,981,341
Exercise of share options		39,818		1		39,817
Exercise of share options (in shares)	805,338			805,338
Share-based compensation		50,538				50,538
Appropriation of statutory reserves								812				(812)
Reversal of statutory reserves due to closure of certain subsidiaries								(1,200)				1,200
Foreign currency translation adjustments	(1)	(9)								(9)
Net income	75,457	470,106										470,106
Balance at Dec. 31, 2012	$ 427,927	2,666,028	$ 8	48	$ 184,937	1,152,174	$ 1,115	6,944	$ 261	1,629	$ 241,606	1,505,233
Balance (in shares) at Dec. 31, 2012	57,786,679		57,786,679